RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 29, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The Group had the following balances and transaction with related parties:
Balances:
	As of	As of
	February 28,	February 29,
	2015	2016
Amounts due from related parties-current (i)	$159,502	$2,594,430
Amounts due from related parties-non-current (i)	$319,005	$1,342,999
Amounts due to related parties-current (ii)	$22,077	$4,277,896

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Services fees (iii)	$-	$37,819	$426,084

(i)	The amounts due from related parties represent loans or prepayment to certain investees.

(ii)	The amounts due to related parties are in connection with service provided by certain investees or advances received on behalf of certain investees.

(iii)	The amounts of services fees mainly represent amount in connection with services provided by certain investees.